RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Guarantee	$ (154,043)	$ (406,769)
Ossen Material Research [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	32,438,999
Ossen Material Research [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	12,333,428
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	16,944,714
Shanghai Pujiang [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	$ 34,081,982
Ossen Shanghai [Member]
Related Party Transaction [Line Items]
Ownership transferred	30.00%
Ossen Shanghai [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	$ 7,702,143
Ossen Shanghai [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	$ 1,540,429